Note to cash flow statement - Changes in carrying value of net debt (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Note to cash flow statement
Net cash at beginning of year	€ 1,303.8	€ 1,372.8	€ 558.8
Changes from financing cashflows
(Decrease)/increase in cash and cash equivalents in year, including net foreign exchange differences	(1,129.9)	(12.1)	276.1
Increase/(decrease) in financial assets: cash > 3 months	712.3	(137.7)	(818.4)
Increase/(decrease) in restricted cash	8.1	16.7	(13.1)
Net cash flow from decrease in debt	1,224.1	86.4	1,143.2
Movement in net funds resulting from cash flows	814.6	(46.7)	587.8
Other changes in net debt [abstract]
Translation on U.S. dollar denominated debt	9.0	3.3	16.2
Promissory notes			213.5
Lease modifications/additions	(39.3)	(22.8)
Interest expense	(2.6)	(2.8)	(3.5)
Movement from other changes	(32.9)	(22.3)	226.2
Net cash at end of year	€ 2,085.5	€ 1,303.8	€ 1,372.8